Inventory	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Inventory
8.	Inventory

	December 31,
	2020	2019
	$	$
Raw materials	—	204
Work in process	21	999
	21	1,203

The Company recognized $1,980 of inventory costs and $131 as impairment in drug product for the European market as cost of sales in the consolidated statements of comprehensive loss for the year ended December 31, 2020 (2019 - $101 and $106, respectively, and 2018 - $2,087 and $nil, respectively).